Shareholders' Equity - Stock-based payments - Exercise price (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Shareholders' Equity
Options outstanding	535,808	632,380	669,201
Options exercisable	446,565	524,919
Weighted average life	3 years 3 months 10 days
C$75.45 to C$82.11
Shareholders' Equity
Options outstanding	104,775
Options exercisable	104,775
Weighted average life	10 months 9 days
C$75.45 to C$82.11 | Bottom
Shareholders' Equity
Exercise price | $ / shares	$ 75.45
C$75.45 to C$82.11 | Top
Shareholders' Equity
Exercise price | $ / shares	$ 82.11
C$82.12 to C$97.34
Shareholders' Equity
Options outstanding	91,772
Options exercisable	91,772
Weighted average life	2 years 8 months 15 days
C$82.12 to C$97.34 | Bottom
Shareholders' Equity
Exercise price | $ / shares	$ 82.12
C$82.12 to C$97.34 | Top
Shareholders' Equity
Exercise price | $ / shares	$ 97.34
C$97.35 to C$141.97
Shareholders' Equity
Options outstanding	119,022
Options exercisable	119,022
Weighted average life	3 years 25 days
C$97.35 to C$141.97 | Bottom
Shareholders' Equity
Exercise price | $ / shares	$ 97.35
C$97.35 to C$141.97 | Top
Shareholders' Equity
Exercise price | $ / shares	$ 141.97
C$141.98 to C$171.04
Shareholders' Equity
Options outstanding	102,201
Options exercisable	51,347
Weighted average life	6 years 4 months 24 days
C$141.98 to C$171.04 | Bottom
Shareholders' Equity
Exercise price | $ / shares	$ 141.98
C$141.98 to C$171.04 | Top
Shareholders' Equity
Exercise price | $ / shares	$ 171.04
C$171.05 to C$231.18
Shareholders' Equity
Options outstanding	118,038
Options exercisable	79,649
Weighted average life	5 years 4 months 20 days
C$171.05 to C$231.18 | Bottom
Shareholders' Equity
Exercise price | $ / shares	$ 171.05
C$171.05 to C$231.18 | Top
Shareholders' Equity
Exercise price | $ / shares	$ 231.18